Invested assets and net new money (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Invested Assets And Net New Money [Line Items]
Disclosure of invested assets and net new money [text block]
Invested assets and net new money
	For the year ended
CHF billion	31.12.17	31.12.16
Fund assets managed by UBS	330	275
Discretionary assets	1,025	886
Other invested assets[1]	1,824	1,649
Total invested assets[1,2]	3,179	2,810
of which: double counts	204	176
Net new money[2]	104	27
1 Certain account types were corrected during 2017. As a result, invested assets as of 31 December 2016 were corrected by CHF 12 billion. 2 Includes double counts.

Development of invested assets
Development of invested assets
	For the year ended
CHF billion	31.12.17	31.12.16
Total invested assets at the beginning of the year[1,2]	2,810	2,678
Net new money	104	27
Market movements[3]	313	98
Foreign currency translation	(45)	21
Other effects	(3)	(14)
of which: acquisitions / (divestments)	4	(14)
Total invested assets at the end of the year[1,2]	3,179	2,810
1 Includes double counts. 2 Certain account types were corrected during 2017. As a result, invested assets as of 31 December 2016 and 31 December 2015 were corrected by CHF 12 billion and CHF 11 billion, respectively. 3 Includes interest and dividend income.

UBS AG
Disclosure Of Invested Assets And Net New Money [Line Items]
Disclosure of invested assets and net new money [text block]
Invested assets and net new money
	For the year ended
CHF billion	31.12.17	31.12.16
Fund assets managed by UBS	330	275
Discretionary assets	1,025	886
Other invested assets[1]	1,824	1,649
Total invested assets[1,2]	3,179	2,810
of which: double counts	204	176
Net new money[2]	104	27
1 Certain account types were corrected during 2017. As a result, invested assets as of 31 December 2016 were corrected by CHF 12 billion. 2 Includes double counts.

Development of invested assets
Development of invested assets
	For the year ended
CHF billion	31.12.17	31.12.16
Total invested assets at the beginning of the year[1,2]	2,810	2,678
Net new money	104	27
Market movements[3]	313	98
Foreign currency translation	(45)	21
Other effects	(3)	(14)
of which: acquisitions / (divestments)	4	(14)
Total invested assets at the end of the year[1,2]	3,179	2,810
1 Includes double counts. 2 Certain account types were corrected during 2017. As a result, invested assets as of 31 December 2016 and 31 December 2015 were corrected by CHF 12 billion and CHF 11 billion, respectively. 3 Includes interest and dividend income.